SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund

Supplement dated September 19, 2022 to the
Statement of Additional Information dated October 28, 2021, as supplemented from time to time

This Supplement amends information in the Statement of Additional Information, dated October 28, 2021, as supplemented from time to time. You may obtain a copy of the Prospectuses and Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Conversion of Select Class Shares into Investor Class Shares. At a meeting held on September 14, 2022, the Board of Trustees of the Trust (the “Board”) approved the conversion (the “Conversions”) of the Select Class shares into the Investor Class shares for the SA U.S. Fixed Income Fund, SA International Value Fund, SA Global Fixed Income Fund, SA International Small Company Fund, SA U.S. Core Market Fund, SA Emerging Markets Value Fund, SA U.S. Value Fund, SA Real Estate Securities Fund, SA U.S. Small Company Fund (each a “Fund,” and collectively, the “Funds”). Effective on or about October 26, 2022, each Fund will automatically convert its Select Class shares into its Investor Class shares. In addition, effective at market close on October 25, 2022, Select Class shares of the Funds will no longer be available for purchase. Prior to the Conversions, shareholders holding Select Class shares of a Fund may redeem or exchange their investments as described in the Fund’s Prospectus. Depending on the tax status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption or exchange may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The Conversions will not be considered a taxable event for federal income tax purposes.

Fee Changes. In connection with the Conversions, the Board approved changes to the investment advisory fees, administrative fees and shareholder servicing fees payable by the Funds to the investment adviser, Buckingham Strategic Partners, LLC (the “Adviser”), and to the expenses limitations for the Investor Class shares of certain Funds, with the result that the total expense ratio of each Fund’s Investor Class shares (and thus of each Fund after the Conversion) will be the same as the expense ratio of the Fund’s corresponding Select Class shares. Effective October 26, 2022 (the “Effective Date”), the shareholder servicing fee for Investor Class shares will be reduced from 0.25% to 0.15% and the advisory fees and administrative fees payable to the Adviser for the Investor Class shares will be combined into a single fee and reduced as follows:

Fund	Current Advisory Fee[1]	Current	New Advisory and
		Administrative Fee	Administrative Fee[1]
SA U.S. Fixed Income	0.15%	0.10%	0.15%
Fund
SA Global Fixed Income	0.25%	0.10%	0.25%
Fund
SA U.S. Core Market Fund	0.40%	0.10%	0.40%
SA U.S. Value Fund	0.40%	0.10%	0.40%
SA U.S. Small Company	0.40%	0.10%	0.40%
Fund
SA International Value	0.45%	0.10%	0.45%
Fund
SA International Small	0.25%	0.10%	0.25%
Company Fund
SA Emerging Markets	0.45%	0.10%	0.45%
Value Fund
SA Real Estate Securities	0.35%	0.10%	0.35%
Fund

[1]	These figures do not include sub-advisory fees payable by the Funds to the sub-adviser, Dimensional Fund Advisors LP. No changes were made to the Funds’ sub-advisory fees in connection with the Conversions.

In addition, on the Effective Date, the expense limitation in effect for Investor Class shares for certain Funds will be reduced as follows:

Fund	Current Expense Limitation	New Expense Limitation
SA U.S. Fixed Income Fund	0.65%	0.40%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.65%
SA U.S. Value Fund	1.00%	0.75%
SA U.S. Small Company Fund	1.10%	0.90%
SA International Value Fund	1.15%	0.90%
SA International Small Company	0.75%	0.55%
Fund
SA Emerging Markets Value Fund	1.24%	1.04%
SA Real Estate Securities Fund	0.95%	0.75%

*        *        *        *        *        *        *        *        *        *

Statement of Additional Information Disclosure Changes

On the Effective Date, the following changes shall be made to the Statement of Additional Information of SA Funds – Investment Trust:

1.	All references to Select Class and Select Class shares are deleted, and all references to the Investor Class and Investor Class shares are revised to refer to shares of the Funds. This change shall not apply to the following sections: “Control Persons and Principal Holders of Securities” and “Shareholder Servicing Agent”.

2.	The last sentence of the first paragraph in the “Investment Strategies and Risks” section is deleted.

3.

The second paragraph of the “History and General Information” section is deleted and replaced with the following:

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust to offer separate portfolios of shares of beneficial interest and different classes of shares. The Trust currently offers shares of beneficial interest, in each case of a single class, of the following ten separate portfolios (each, a “Fund” and collectively, the “Funds”). Prior to October 26, 2022, the Trust offered Select Class shares and Investor Class shares of each Fund, with the exception of SA Worldwide Moderate Growth Fund, which only offered a single share class. The Trust may create additional series and classes from time to time.

4.	The third paragraph and the immediately following table in the “Investment Advisory and Other Services–SA Funds” section is deleted and replaced with the following:

SA Funds

Pursuant to the Investment Advisory Agreement for the SA Funds, the Adviser supervises and monitors the implementation of the SA Funds’ investment programs by the Sub-Adviser. Pursuant to the Investment Advisory Agreement, the Adviser oversees the administration of the Trust’s business and affairs and provides certain services required for effective administration of the Trust.

Prior to November 30, 2018, the SA Funds were subject to an investment advisory agreement with LWI that was substantially identical to the Investment Advisory Agreement with the Adviser.

For its investment advisory services and administrative services to the SA Funds, the Adviser is entitled to receive from each SA Fund a fee computed daily and payable monthly at the annual rate set forth below:

Fund	Annual Fee Rate (as a percentage of
average daily net assets)
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.10%*

*This figure reflects a 0.10% administrative fee for administrative services provided by the Adviser to the SA Worldwide Moderate Growth Fund. The Fund is also subject to an advisory fee that has two components. There is no advisory fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to an advisory fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to an advisory fee.

Prior to October 26, 2022, the Adviser was entitled to receive from each SA Fund separate advisory fees and administrative fees computed daily and payable monthly at the annual rates set forth below:

Fund	Advisory Fee	Administrative Fee
SA U.S. Fixed Income Fund	0.15%	0.10%
SA Global Fixed Income Fund	0.25%	0.10%
SA U.S. Core Market Fund	0.40%	0.10%
SA U.S. Value Fund	0.40%	0.10%
SA U.S. Small Company Fund	0.40%	0.10%
SA International Value Fund	0.45%	0.10%
SA International Small Company Fund	0.25%	0.10%
SA Emerging Markets Value Fund	0.45%	0.10%
SA Real Estate Securities Fund	0.35%	0.10%
SA Worldwide Moderate Growth Fund	0.00%*	0.10%

*The advisory fee for the SA Worldwide Moderate Growth Fund has two components. There is no advisory fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to an advisory fee of 0.25% on assets invested in any other investments. Prior to October 26, 2022, the Fund did not make investments that would be subject to the advisory fee.

5.

The first paragraph in the “Investment Advisory and Other Services—Fee Waiver and Expense Reimbursement” section is deleted and replaced with the following:

Fee Waiver and Expense Reimbursement

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation
(Shown is the resulting ratio of total annual fund
operating expenses expressed as a percentage)*
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

* Effective October 26, 2022, the SA Funds Fee Waiver Agreement was amended, in connection with the conversion of the Funds’ former Select Class shares into the former Investor Class shares, to reduce the expense cap for the Investor Class shares of the SA U.S. Fixed Income Fund, the SA Global Fixed Income Fund, the SA U.S. Core Market Fund, the SA U.S. Value Fund, the SA U.S. Small Company Fund, the SA International Value Fund, the SA International Small Company Fund, the SA Emerging Markets Value Fund and the SA Real Estate Securities Fund from 0.65%, 0.75%, 0.90%, 1.00%, 1.10%, 1.15%, 0.75%, 1.24% and 0.95%, respectively. In addition, prior to October 26, 2022, the Adviser contractually agreed to waive the fees payable to it under the Investment Advisory Agreement and/or reimburse the total annual operating expenses allocated to an SA Fund with the effect that (1) the former Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) were 0.20% lower than the former Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement; and (2) the former Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) would not exceed, in the aggregate, the rate per annum, the rates applicable to the former Investor Class shares’ of the corresponding Fund. Beginning on July 1, 2021, the Adviser voluntarily waived an additional 0.05% of its advisory fees with respect to the former Select Class and Investor Class shares of the SA U.S. Small Company Fund. Prior to that date, the expense limitations for the Investor Class and Select Class shares of the SA U.S. Small Company Fund were 1.15% and 0.95%, respectively. Beginning on March 1, 2021, the Adviser voluntarily waived an additional 0.04% of its advisory fees with respect to the former Select Class and Investor Class shares of the SA Emerging Markets Value Fund. Prior to that date, the expense limitations for the Investor Class and Select Class shares of the SA Emerging Markets Value Fund were 1.33% and 1.13%, respectively. Effective July 1, 2021, the Adviser voluntarily waived an additional 0.05% of its advisory fees for the SA Emerging Markets Value Fund. Prior to that date, the expense limitations for the Investor Class and Select Class shares of the SA Emerging Markets Value Fund were 1.29% and 1.09%, respectively. Effective October 28, 2021, the SA Funds Fee Waiver Agreement was amended to reflect the previously voluntarily waived fees for the SA U.S. Small Company Fund and the SA Emerging Markets Value Fund.

6.	The third paragraph in the “Investment Advisory and Other Services–Fee Waiver and Expense Reimbursement” section is deleted.

7.

The first two paragraphs in the “Investment Advisory and Other Services—Shareholder Servicing Agent” section are deleted and replaced with the following:

SHAREHOLDER SERVICING AGENT

Under a Shareholder Service Agreement with the Trust, the Adviser acts as a Shareholder Servicing Agent and performs various services for each Fund, which may include, among other things, maintaining a toll-free telephone number for shareholders of each Fund to use to obtain up-to-date account information; making available to shareholders quarterly and other reports with respect to the performance of each Fund; if requested by independent advisers, arranging for the purchase, exchange, redemption, or transfer of Fund shares in conjunction with the shareholder’s custodian of record and/or maintaining a technological platform whereby shareholders can access up-to-date information related to their respective holdings in a Fund; addressing shareholder communications brought to the Adviser’s attention; and providing shareholders with such information regarding the operations and affairs of each Fund, and their investment in its shares, as the shareholders or the Trust may reasonably request. For these services, the Adviser is paid a service fee that is calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund. Prior to October 26, 2022, for these services, the Adviser was paid a service fee that is calculated daily and paid monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s former Investor Class and Select Class shares, respectively. In addition, because the Allocation Fund is invested in the Funds, no fee is charged to the Allocation Fund for shareholder servicing. The reports and other information mentioned above are available to shareholders and may be obtained by calling (844) 366-0905.

The table below sets forth the fees paid by the Fund’s former Investor Class and former Select Class shares to the Shareholder Servicing Agent for the periods indicated.

8.

The second, third, fourth, fifth and sixth paragraphs in the “Information Concerning Shares” section are deleted and replaced with the following:

Fund shares are sold at NAV without a sales charge. As discussed above, Fund shares are subject to a fee under the Shareholder Service Agreement between the Trust and the Adviser. The minimum initial purchase amount of Fund shares is generally $100,000 aggregated across all of the SA Funds with no minimum for any individual fund and with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

9.	The last two sentences of the first paragraph in the “Purchase and Redemption Information” section are deleted.

You should retain this Supplement for future reference.

SA Funds – Investment Trust
SEC file number: 811-09195